Consolidated statements of operations and comprehensive loss (Details 1) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
General and administrative expenses	€ 8,467,203	€ 12,501,048	€ 12,786,869
Employee Benefits Expenses
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
General and administrative expenses	3,880,349	7,534,073	9,146,955
Equity-Settled Share-Based Payment Expenses
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
General and administrative expenses	489,958	4,251,227	6,828,457
Legal and Consulting Fees
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
General and administrative expenses	1,603,711	2,199,640	2,020,447
Insurance Expenses
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
General and administrative expenses	1,311,790	636,035	368,339
Depreciation & Amortization Expense
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
General and administrative expenses	556,456	503,683	115,330
Compensation Expense for Non-Executive Board Directors
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
General and administrative expenses	283,128	269,030	238,180
Other Expenses
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
General and administrative expenses	€ 831,769	€ 1,358,587	€ 897,618